PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.2%
	EQUITY - 98.2%
7,330	Communication Services Select Sector SPDR Fund	$ 709,617
3,110	Consumer Discretionary Select Sector SPDR Fund	697,729
4,555	Consumer Staples Select Sector SPDR Fund	358,069
4,290	Energy Select Sector SPDR Fund	367,481
14,785	Financial Select Sector SPDR Fund	714,559
3,580	First Trust Dow Jones Internet Index Fund(a)	870,549
22,220	First Trust Morningstar Dividend Leaders Index	894,577
3,615	First Trust US Equity Opportunities ETF	432,029
5,405	Industrial Select Sector SPDR Fund	712,163
8,825	Invesco QQQ Trust Series 1	4,511,604
4,995	iShares MSCI USA Min Vol Factor ETF	443,506
363,190	Pinnacle Focused Opportunities ETF(b)	10,448,794
17,765	Real Estate Select Sector SPDR Fund	722,503
51,315	SPDR Portfolio S&P 500 Growth ETF	4,510,589
23,205	SPDR S&P 500 ETF Trust	13,599,985
4,235	SPDR S&P Homebuilders ETF	442,558
7,335	SPDR S&P Regional Banking ETF	442,667
2,750	SPDR S&P Retail ETF	218,873
19,895	Utilities Select Sector SPDR Fund	1,505,853
3,815	VanEck Steel ETF	223,025
		42,826,730

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,169,485)	42,826,730

PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.4%
MONEY MARKET FUND - 2.4%
1,024,710	First American Government Obligations Fund, Class X, 4.38% (Cost $1,024,710)(c)	$ 1,024,710

	TOTAL INVESTMENTS - 100.6% (Cost $41,194,195)	$ 43,851,440
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(260,311)
	NET ASSETS - 100.0%	$ 43,591,129

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated security.
(c)	Rate disclosed is the seven-day effective yield as of December 31, 2024.